Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carrying forward	$ 14,753,671	$ 6,123,858
Less: valuation allowance	(14,753,671)	(6,123,858)
Total Assets